Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Financial assets measured at cost, impairment or reversal of impairment	€ 0	€ 0	€ 0
Available-for-sale financial assets, impairment or reversal of impairment	(1,127)	(202)	(23)
Debt securities, impairment or reversal of impairment	(4)	157	1
Other equity instruments, impairment or reversal of impairment	1,131	46	23
Loans and receivables, impairment or reversal of impairment	(3,677)	(3,597)	(4,248)
Recovery of written-off assets	(558)	(541)	(490)
Held to maturity investments, impairment or reversal of impairment	1	(1)	0
Total impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	€ (4,803)	€ (3,801)	€ (4,272)